Assets Held for Sale, Liabilities Associated with Assets Held for Sale, and Insurance Proceeds (Schedule of Assets and Liabilities Held for Sale) (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013		Dec. 31, 2012
Long Lived Assets Held-for-sale [Line Items]
Property, plant, and equipment, net	$ 0	[1]	$ 12,124	[1]
Reforestation	50	[1]	12,743	[1]
Assets held for sale	50		24,867
Liabilities related to assets held for sale	0		176
Asset Retirement Obligations
Long Lived Assets Held-for-sale [Line Items]
Liabilities related to assets held for sale	$ 0		$ 176

[1]	Recorded at carrying value as the expected proceeds less costs to sell exceed carrying value